BALANCE SHEETS $ in Thousands	Dec. 31, 2015 USD ($)
Current assets:
Cash and cash equivalents	$ 43,059
Accounts receivable, net of allowance for doubtful accounts of $21 at December 31, 2016 and $20 at December 31, 2015	2,060
Inventories	5,405
Prepaid expenses and other current assets	533
Total current assets	51,057
Property and equipment, net	2,822
Other assets	225
Total assets	54,104
Current liabilities:
Accounts payable	1,113
Accrued compensation	3,083
Accrued expenses and other current liabilities	3,285
Total current liabilities	7,481
Borrowings, net of current portion	29,565
Other long-term liabilities	1,469
Total liabilities	38,515
Commitments and contingencies (Note 10)
Stockholders' equity:
Preferred stock issuable in series, par value of $0.001; Shares authorized: 5,000,000 at December 31, 2016 and December 31, 2015; Shares issued and outstanding: none at December 31, 2016 and December 31, 2015
Additional paid-in capital	211,850
Accumulated deficit	(196,261)
Total stockholders' equity (deficit)	15,589
Total liabilities and stockholders' equity (deficit)	$ 54,104